Operating Leases (Details Narrative) - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Nov. 30, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 16, 2024
Monthly rent payment			$ 8,505
Annually rent payment			$ 102,060
Premises allowance				$ 253,000		$ 253,000
Amount receivable								$ 253,000
Reimbursement receivable							$ 253,000
ROU assets							663,875
Operating lease liabilities	$ 546,433			546,433		663,099	642,523
Rental expense for operating leases	$ 68,939	$ 55,582		$ 126,525	$ 91,398	$ 204,717	$ 138,266
Lease one [Member]
Operating Lease, Weighted Average Remaining Lease Term	1 year 5 months 1 day			1 year 5 months 1 day		1 year 10 months 24 days
Lease two [Member]
Operating Lease, Weighted Average Remaining Lease Term	3 years 5 months 1 day			3 years 5 months 1 day		3 years 10 months 24 days
Chicago [Member]
Borrowing rate							4.57%
IOWA
Borrowing rate							4.24%